Income taxes - Reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before income taxes	$ 69,006	$ 50,291
Tax calculated at domestic tax rates applicable to profits in the respective countries	18,466	13,408
Non-deductible stock-based compensation	676	71
Non-taxable capital (gains) and losses	(279)	(3,377)
Adjustments in respect to previous years	578	(716)
Temporary differences not currently utilized and (not benefited previously)	(68)	(981)
Rate differences and other	339	87
Income tax expense reported in the consolidated statements of operations	$ 19,712	$ 8,492
Weighted average statutory tax rate (percent)	26.80%	26.70%
Unused tax losses for which no deferred tax asset recognised	$ 0	$ 1,800